UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Atticus Capital, LLC

Address:  152 West 57th Street
          45th Floor
          New York, NY  10019

13F File Number: 28-06684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Timothy R. Barakett
Title:  Chief Executive Officer and Managing Member
Phone:  (212) 373-0800


Signature, Place and Date of Signing:


    /s/ Timothy R. Barakett      New York, New York             May 15, 2003
    -----------------------      ------------------             ------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  97

Form 13F Information Table Value Total: $1,068,287
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      NONE

                              FORM 13F INFORMATION TABLE


                                                                     Shares of    Investment                Voting Authority
Name of Issuer                Title of Class   CUSIP      Value      Principal    (a) Sole   (b) Shared  (a) Sole  (b) Shared
--------------                --------------   -----      -----      ---------    --------   ----------  --------  ----------

AGERE SYSTEMS CLASS B         Common Stock     00845V209       48      32,188        32,188                32,188
AIRBORNE FREIGHT CORP.        Common Stock     009269101   19,365     987,500       987,500               987,500
ALCATEL ALSTHOM               Sponsored ADR    013904305      836     121,282       121,282               121,282
ALLOY INC.                    Common Stock     019855105      501     100,000       100,000               100,000
AMERICA ONLINE INC            Common Stock     00184A105    1,166     107,358       107,358               107,358
AMERICAN INTL GROUP INC       Common Stock     026874107    3,185      64,401        64,401                64,401
APPLIED MATERIALS INC.        Common Stock     038222105      131      10,384        10,384                10,384
AT&T WIRELESS GROUP           Common Stock     00209A106       95      14,408        14,408                14,408
BLOCKBUSTER                   Common Stock     093679108    1,026      60,000        60,000                60,000
BROOKS AUTOMATION             Common Stock     114340102    1,452     150,204       150,204               150,204
BROWN FORMAN CORP             Common Stock     115637209    1,600      20,800        20,800                20,800
BUSH INDS INC                 Common Stock     123164105      742     455,000       455,000               455,000
CAE INC                       Common Stock     124765108      104      50,000        50,000                50,000
CARDINAL HEALTH               Common Stock     14149Y108    4,377      76,835        76,835                76,835
CARNIVAL CORP                 Common Stock     143658102      698      28,940        28,940                28,940
CELGENE CORP                  Common Stock     151020104      261      10,000        10,000                10,000
CHAMPPS ENTERTAINMENT         Common Stock     158787101   32,684   3,436,852     3,436,852             3,436,852
CHARLES SCHWAB CORP           Common Stock     808513105      144      20,000        20,000                20,000
CHEVRON TEXACO CORP           Common Stock     166764100   21,027     325,248       325,248               325,248
CIRCUIT CITY STORES INC       Common Stock     172737108    1,508     290,000       290,000               290,000
CISCO SYSTEMS                 Common Stock     17275R102      943      72,658        72,658                72,658
CITIGROUP                     Common Stock     172967101   10,784     313,037       313,037               313,037
CLEAR CHANNEL                 Common Stock     184502102    8,642     254,765       254,765               254,765
CMGI INC.                     Common Stock     125750109       54      68,969        68,969                68,969
CONOCOPHILLIPS                Common Stock     20825C104   17,479     326,100       326,100               326,100
CORNING INC.                  Common Stock     219350105      598     102,360       102,360               102,360
CVS CORP DELAWARE             Common Stock     126650100      546      22,900        22,900                22,900
DADE BEHRING INC              Common Stock     23342J206    2,546     135,800       135,800               135,800
DELL COMPUTER CORP            Common Stock     247025109    2,608      95,500        95,500                95,500
DEVON ENERGY CORP.            Common Stock     25179M103    9,138     189,500       189,500               189,500
E I DU PONT DE NEMOURS & CO   Common Stock     263534109    6,218     160,000       160,000               160,000
ENCANA CORPORATION            Common Stock     292505104    1,133      35,000        35,000                35,000
EXPEDIA INC. CL-A             Common Stock     302125109   24,234     469,100       469,100               469,100
FACTORY 2 U STRORES           Common Stock     303072102      602     150,400       150,400               150,400
FLEXTRONICS INTL LTD          Common Stock     Y2573F102    2,878     330,050       330,050               330,050
GUCCI                         Common Stock     401566104      646       6,780         6,780                 6,780
HARMONIC INC.                 Common Stock     413160102      251      75,400        75,400                75,400
HASBRO INC                    Common Stock     418056107    1,597     115,000       115,000               115,000
HEWLETT PACKARD CORP.         Common Stock     428236103    3,110     200,000       200,000               200,000
HOUSEHOLD INTL INC.           Common Stock     441815107  216,806   7,927,100     7,927,100             7,927,100
HSBC BANK                     Sponsored ADR    404280406    3,404     333,100       333,100               333,100
I2 TECHNOLOGIES INC.          Common Stock     465754109       65      81,950        81,950                81,950
INCO LTD                      Common Stock     453258402      466      25,000        25,000                25,000
JDS UNIPHASE                  Common Stock     46612J101    2,189     767,958       767,958               767,958
NUVEEN INVTS INC.             Common Stock     478035108      662      29,600        29,600                29,600
JOHNSON & JOHNSON             Common Stock     478160104   32,746     565,852       565,852               565,852
JOURNAL REGISTER COMPANY      Common Stock     481138105      153      10,000        10,000                10,000
JP MORGAN & CO. INC.          Common Stock     46625H100    1,912      80,660        80,660                80,660
KINROSS GOLD CORP             Common Stock     496902206    2,110     342,504       342,504               342,504
KLA TENCOR CORP               Common Stock     482480100      234       6,500         6,500                 6,500
KROGER CO                     Common Stock     501044101      301      22,900        22,900                22,900
LIBERTY MEDIA CLASS A         Common Stock     530718105    2,086     214,384       214,384               214,384
LINEAR TECH CORP.             Common Stock     535678106      247       8,000         8,000                 8,000
LUCENT TECHNOLOGIES           Common Stock     549463107      193     131,029       131,029               131,029
MAGNA INTL INC.               Common Stock     559222401    1,987      38,000        38,000                38,000
MBIA INC.                     Common Stock     55262C100      386      10,000        10,000                10,000
MEDIMMUNE                     Common Stock     584699102      328      10,000        10,000                10,000
MEDTRONIC INC                 Common Stock     585055106    5,748     127,400       127,400               127,400
MERCURY INTERACTIVE CORP.     Common Stock     589405109      208       7,000         7,000                 7,000
METLIFE INC.                  Common Stock     59156R108    1,055      40,000        40,000                40,000
MICROSOFT                     Common Stock     594918104    5,132     211,960       211,960               211,960
MOHAWK INDS                   Common Stock     608190104      959      20,000        20,000                20,000
MOTOROLA INC                  Common Stock     620076109      153      18,531        18,531                18,531
NORTEL NETWORKS               Common Stock     656568102      344     165,597       165,597               165,597
NVIDIA CORP                   Common Stock     67066G104      361      28,000        28,000                28,000
OCEAN ENERGY                  Common Stock     67481E106   36,836   1,841,800     1,841,800             1,841,800
OMNICELL INC                  Common Stock     68213N109       34      10,000        10,000                10,000
P&O CRUISES PLC               Common Stock     693070104   10,467   1,600,000     1,600,000             1,600,000
PANAMERICAN BEVERAGES         Common Stock     P74823108   21,743   1,002,900     1,002,900             1,002,900
PFIZER INC.                   Common Stock     717081103      779      25,000        25,000                25,000
PHARMACIA CORP.               Common Stock     71713U102  178,643   4,125,700     4,125,700             4,125,700
PRECISE SOFTWARE SOLUTION     Common Stock     M41450103   18,351   1,103,500     1,103,500             1,103,500
PRICE COMMUNICATIONS CORP.    Common Stock     741437305  123,122  10,294,500    10,294,500            10,294,500
PROBUSINESS SERVICES          Common Stock     742674104    9,301     698,300       698,300               698,300
ROYAL CARIBBEAN CRUISES LTD   Common Stock     V7780T103      307      20,400        20,400                20,400
SALIX PHARM                   Common Stock     795435106      135      20,000        20,000                20,000
SANMINA CORP                  Common Stock     800907107       88      21,840        21,840                21,840
SCHERING PLOUGH               Common Stock     806605101      178      10,000        10,000                10,000
SCIOS INC                     Common Stock     808905103   77,114   1,750,214     1,750,214             1,750,214
SEARS ROEBUCK & CO            Common Stock     812387108   26,396   1,093,000     1,093,000             1,093,000
SIEBEL SYSTEMS INC.           Common Stock     826170102       98      12,200        12,200                12,200
SIRIUS SATELLITE              Common Stock     82966U103       37      50,000        50,000                50,000
SOLECTRON CORP                Common Stock     834182107      470     155,486       155,486               155,486
STANDARD & POORS DEPOSITARY   Common Stock     78462F103    4,618      54,500        54,500                54,500
STATE AUTO FINANCIAL CORP.    Common Stock     855707105    3,228     191,021       191,021               191,021
SUN MICROSYSTEMS INC          Common Stock     866810104      274      83,900        83,900                83,900
SUNTRUST BANKS INC            Common Stock     867914103    2,888      54,854        54,854                54,854
SYMANTEC CORP                 Common Stock     871503108      980      25,000        25,000                25,000
TELEFONICA S A ADR            Common Stock     879382208    5,782     206,125       206,125               206,125
TENET HEALTHCARE CORP.        Common Stock     88033G100    4,092     245,000       245,000               245,000
TYCO INTERNATIONAL            Common Stock     902124106    5,622     437,138       437,138               437,138
USA INTERACTIVE               Common Stock     902984103    6,842     255,400       255,400               255,400
UTSTARCOM INC.                Common Stock     918076100      300      15,000        15,000                15,000
VERIZON COMMUNICATIONS        Common Stock     92343V104   39,012   1,103,600     1,103,600             1,103,600
VIACOM CLASS B                Common Stock     925524308    6,579     180,152       180,152               180,152
WALLACE COMPUTER SERVICES     Common Stock     932270101   16,852     676,500       676,500               676,500
XCEL ENERGY INC.              Common Stock     98389B100    1,932     150,800       150,800               150,800

                                                Total:  1,068,287







02090.0001 #404595a